Segment information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment information
Summary of segment results

The following tables summarize the segment results for the three months ended September 30, 2018 and 2017:

	For the Three Months Ended September 30, 2018
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$203.7	$117.1	$76.5	$0.7	$—	$398.0
Net written premiums	$144.9	$87.9	$72.6	$0.3	$—	$305.7
Net earned insurance and reinsurance premiums	$172.7	$89.6	$58.4	$0.4	$—	$321.1
Loss and allocated LAE(1)	(173.2)	(51.3)	(34.1)	10.2	—	(248.4)
Insurance and reinsurance acquisition expenses	(30.1)	(26.7)	(16.2)	(0.1)	13.9	(59.2)
Technical profit (loss)	(30.6)	11.6	8.1	10.5	13.9	13.5
Unallocated LAE(2)	(3.3)	(1.7)	(1.6)	(0.7)	(4.7)	(12.0)
Other underwriting expenses	(17.5)	(6.4)	(8.4)	(1.4)	(2.0)	(35.7)
Underwriting (loss) income	(51.4)	3.5	(1.9)	8.4	7.2	(34.2)
Service fee revenue(3)	—	29.3	—	—	(13.9)	15.4
Managing general underwriter unallocated LAE(4)	—	(4.7)	—	—	4.7	—
Managing general underwriter other underwriting expenses(5)	—	(2.0)	—	—	2.0	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(13.8)	—	(0.8)	—	(14.6)
Underwriting (loss) income, including net service fee income	(51.4)	12.3	(1.9)	7.6	—	(33.4)
Net investment income						21.8
Net realized investment (losses) gains						3.9
Net unrealized investment (losses) gains						(11.7)
Net foreign exchange gains (losses)						(0.4)
Other revenue(7)						1.6
General and administrative expenses(8)						(4.9)
Intangible asset amortization expenses						(3.9)
Interest expense on debt						(7.6)
Pre-tax (loss) income						$(34.6)
Underwriting Ratios
Loss ratio	102.2%	59.2%	61.1%	NM	NM	81.1%
Acquisition expense ratio	17.4%	29.8%	27.7%	NM	NM	18.4%
Other underwriting expense ratio	10.1%	7.1%	14.4%	NM	NM	11.1%
Combined ratio (9)	129.7%	96.1%	103.2%	NM	NM	110.6%
					—
Goodwill and intangible assets(10)	$—	$600.1	$—	$8.1	$—	$608.2

(1)Loss and allocated loss adjustment expenses (“LAE”) are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly of gains (losses) from derivatives (see Note 11) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the Three Months Ended September 30, 2017
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$154.6	$149.6	$53.4	$(0.9)	$—	$356.7
Net written premiums	$121.4	$107.6	$48.4	$0.2	$—	$277.6
Net earned insurance and reinsurance premiums	$162.0	$75.2	$45.2	$0.4	$—	$282.8
Loss and allocated LAE(1)	(283.4)	(42.9)	(34.6)	1.7	—	(359.2)
Insurance and reinsurance acquisition expenses	(34.2)	(24.1)	(12.6)	2.0	19.4	(49.5)
Technical profit (loss)	(155.6)	8.2	(2.0)	4.1	19.4	(125.9)
Unallocated LAE(2)	(8.2)	(0.7)	(2.3)	(0.8)	—	(12.0)
Other underwriting expenses	(17.7)	(5.9)	(4.6)	(0.5)	—	(28.7)
Underwriting (loss) income	(181.5)	1.6	(8.9)	2.8	19.4	(166.6)
Service fee revenue(3)	—	26.0	—	—	(19.4)	6.6
Managing general underwriter unallocated LAE(4)	—	—	—	—	—	—
Managing general underwriter other underwriting expenses(5)	—	—	—	—	—	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(17.1)	—	(1.1)	—	(18.2)
Underwriting (loss) income, including net service fee income	(181.5)	10.5	(8.9)	1.7	—	(178.2)
Net investment income						12.1
Net realized investment (losses) gains						(24.4)
Net unrealized investment (losses) gains						(2.7)
Net foreign exchange gains (losses)						15.7
Other revenue(7)						2.9
General and administrative expenses(8)						(1.6)
Intangible asset amortization expenses						(3.9)
Interest expense on debt						(5.0)
Pre-tax (loss) income						$(185.1)
Underwriting Ratios
Loss ratio	180.0%	58.0%	81.6%	NM	NM	131.3%
Acquisition expense ratio	21.1%	32.0%	27.9%	NM	NM	17.5%
Other underwriting expense ratio	10.9%	7.8%	10.2%	NM	NM	10.1%
Combined ratio (9)	212.0%	97.8%	119.7%	NM	NM	158.9%

Goodwill and intangible assets(10)	$—	$617.3	$—	$5.0	$—	$622.3

(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly gains of (losses) from derivatives (see Note 11) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

The following tables summarize the segment results for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$875.7	$375.0	$252.9	$14.6	$—	$1,518.2
Net written premiums	$569.1	$286.2	$228.3	$11.8	$—	$1,095.4
Net earned insurance and reinsurance premiums	$476.3	$258.4	$168.3	$11.5	$—	$914.5
Loss and allocated LAE(1)	(311.8)	(138.0)	(87.4)	12.3	—	(524.9)
Insurance and reinsurance acquisition expenses	(93.5)	(82.3)	(44.9)	(2.3)	34.0	(189.0)
Technical profit (loss)	71.0	38.1	36.0	21.5	34.0	200.6
Unallocated LAE(2)	(7.7)	(4.3)	(4.5)	(1.6)	(9.8)	(27.9)
Other underwriting expenses	(53.0)	(20.7)	(24.3)	(5.2)	(13.9)	(117.1)
Underwriting income (loss)	10.3	13.1	7.2	14.7	10.3	55.6
Service fee revenue(3)	—	89.5	—	—	(34.0)	55.5
Managing general underwriter unallocated LAE(4)	—	(9.8)	—	—	9.8	—
Managing general underwriter other underwriting expenses(5)	—	(13.9)	—	—	13.9	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(37.5)	—	(2.9)	—	(40.4)
Underwriting income (loss), including net service fee income	10.3	41.4	7.2	11.8	—	70.7
Net investment income						51.8
Net realized investment (losses) gains						8.0
Net unrealized investment (losses) gains						29.0
Net foreign exchange gains (losses)						21.7
Other revenue(7)						40.5
General and administrative expenses(8)						(17.6)
Intangible asset amortization expenses						(11.8)
Interest expense on debt						(23.1)
Pre-tax (loss) income						$169.2
Underwriting Ratios
Loss ratio	67.1%	55.1%	54.6%	NM	NM	60.4%
Acquisition expense ratio	19.6%	31.8%	26.7%	NM	NM	20.7%
Other underwriting expense ratio	11.1%	8.0%	14.4%	NM	NM	12.8%
Combined ratio (9)	97.8%	94.9%	95.7%	NM	NM	93.9%

Goodwill and intangible assets(10)	$—	$600.1	$—	$8.1	$—	$608.2

(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)Managing general underwriter unallocated LAE represents IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process. In prior periods, all Armada and IMG expenses were disclosed within General and administrative expenses, MGU + Runoff & Other.

(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification (see Note 10), gains (losses) from derivatives (see Note 11), and the termination of the call option to purchase The Phoenix Holdings, Ltd. (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(9)Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.

(10)Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the Nine Months Ended September 30, 2017
			Specialty &		Corporate
(Millions)	Global Property	Global A&H	Casualty	Runoff & Other	Elimination	Total
Gross written premiums	$606.6	$381.4	$184.2	$(5.8)	$—	$1,166.4
Net written premiums	$450.8	$260.1	$164.5	$(0.7)	$—	$874.7
Net earned insurance and reinsurance premiums	$412.1	$214.1	$123.7	$0.7	$—	$750.6
Loss and allocated LAE(1)	(387.6)	(123.5)	(74.1)	(16.8)	—	(602.0)
Insurance and reinsurance acquisition expenses	(82.1)	(61.7)	(30.7)	4.3	26.7	(143.5)
Technical profit (loss)	(57.6)	28.9	18.9	(11.8)	26.7	5.1
Unallocated LAE(2)	(12.7)	(3.8)	(5.5)	(2.6)	—	(24.6)
Other underwriting expenses	(51.6)	(18.3)	(13.5)	(3.2)	—	(86.6)
Underwriting income (loss)	(121.9)	6.8	(0.1)	(17.6)	26.7	(106.1)
Service fee revenue(3)	—	40.6	—	—	(26.7)	13.9
Managing general underwriter unallocated LAE(4)	—	—	—	—	—	—
Managing general underwriter other underwriting expenses(5)	—	—	—	—	—	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(28.5)	—	(4.1)	—	(32.6)
Underwriting income (loss), including net service fee income	(121.9)	18.9	(0.1)	(21.7)	—	(124.8)
Net investment income						44.2
Net realized investment (losses) gains						(26.9)
Net unrealized investment (losses) gains						(25.2)
Net foreign exchange gains (losses)						17.0
Other revenue(7)						(2.1)
General and administrative expenses(8)						(28.0)
Intangible asset amortization expenses						(6.3)
Interest expense on debt						(14.6)
Pre-tax (loss) income						$(166.7)
Underwriting Ratios
Loss ratio	97.1%	59.5%	64.3%	NM	NM	83.5%
Acquisition expense ratio	19.9%	28.8%	24.8%	NM	NM	19.1%
Other underwriting expense ratio	12.5%	8.5%	10.9%	NM	NM	11.5%
Combined ratio (9)	129.5%	96.8%	100.0%	NM	NM	114.1%

Goodwill and intangible assets(10)	$—	$617.3	$—	$5.0	$—	$622.3

	For the year ended December 31, 2017
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$732.1	$494.6	$218.1	$(5.5)	$—	$1,439.3
Net written premiums	$556.2	$341.5	$193.0	$(0.5)	$—	$1,090.2
Net earned insurance and reinsurance premiums	$564.4	$306.8	$163.2	$0.9	$—	$1,035.3
Loss and allocated LAE(1)	(499.5)	(175.0)	(99.6)	(11.0)	—	(785.1)
Insurance and reinsurance acquisition expenses	(112.9)	(89.6)	(41.1)	3.5	42.9	(197.2)
Technical profit (loss)	(48.0)	42.2	22.5	(6.6)	42.9	53.0
Unallocated LAE(2)	(12.9)	(4.8)	(5.3)	(3.1)	—	(26.1)
Other underwriting expenses	(63.3)	(23.4)	(16.5)	(2.9)	—	(106.1)
Underwriting (loss) income	(124.2)	14.0	0.7	(12.6)	42.9	(79.2)
Service fee revenue(3)	—	65.9	—	—	(42.9)	23.0
General and administrative expenses, MGU + Runoff & Other(4)	—	(44.8)	—	(4.0)	—	(48.8)
Underwriting (loss) income, including net service fee income	(124.2)	35.1	0.7	(16.6)	—	(105.0)
Net investment income	—	—	—	—	—	56.8
Net realized investment (losses) gains	—	—	—	—	—	(27.2)
Net unrealized investment (losses) gains	—	—	—	—	—	(10.5)
Net foreign exchange gains (losses)	—	—	—	—	—	9.2
Gain on revaluation of contingent consideration	—	—	—	—	—	48.8
Other revenue(5)	—	—	—	—	—	(1.3)
General and administrative expenses(6)	—	—	—	—	—	(43.1)
Intangible asset amortization expenses	—	—	—	—	—	(10.2)
Impairment of intangible assets	—	—	—	—	—	(5.0)
Interest expense on debt	—	—	—	—	—	(22.4)
Pre-tax (loss) income	—	—	—	—	—	$(109.9)
Underwriting Ratios					—
Loss ratio	90.8%	58.6%	64.3%	NM	NM	78.4%
Acquisition expense ratio	20.0%	29.2%	25.2%	NM	NM	19.0%
Other underwriting expense ratio	11.2%	7.6%	10.1%	NM	NM	10.2%
Combined ratio(7)	122.0%	95.4%	99.6%	NM	NM	107.6%
Goodwill and intangible assets(8)	$—	$612.3	$—	$5.0	$—	$617.3
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the year ended December 31, 2016
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$634.9	$436.1	$170.7	$27.3	$—	$1,269.0
Net written premiums	$514.2	$277.6	$137.4	$8.9	$—	$938.1
Net earned insurance and reinsurance premiums	$481.8	$272.2	$135.2	$0.9	$—	$890.1
Loss and allocated LAE(1)	(256.6)	(164.8)	(71.2)	(2.6)	—	(495.2)
Insurance and reinsurance acquisition expenses	(100.3)	(71.7)	(37.7)	(0.6)	—	(210.3)
Technical profit (loss)	124.9	35.7	26.3	(2.3)	—	184.6
Unallocated LAE(2)	(11.9)	(6.8)	(4.4)	(1.0)	—	(24.1)
Other underwriting expenses	(65.1)	(23.3)	(15.1)	(3.8)	—	(107.3)
Underwriting (loss) income	47.9	5.6	6.8	(7.1)	—	53.2
Service fee revenue(3)	—	—	—	4.3	—	4.3
General and administrative expenses, MGU + Runoff & Other(4)	—	—	—	(6.2)	—	(6.2)
Underwriting (loss) income, including net service fee income	47.9	5.6	6.8	(9.0)	—	51.3
Net investment income	—	—	—	—	—	56.2
Net realized investment (losses) gains	—	—	—	—	—	288.3
Net unrealized investment (losses) gains	—	—	—	—	—	(238.2)
Net foreign exchange gains (losses)	—	—	—	—	—	(11.0)
Gain on revaluation of contingent consideration	—	—	—	—	—	—
Other revenue(5)	—	—	—	—	—	4.8
General and administrative expenses(6)	—	—	—	—	—	(78.9)
Intangible asset amortization expenses	—	—	—	—	—	—
Impairment of intangible assets	—	—	—	—	—	—
Interest expense on debt	—	—	—	—	—	(34.6)
Pre-tax (loss) income	—	—	—	—	—	$37.9
Underwriting Ratios
Loss ratio	55.7%	63.0%	55.9%	NM	NM	58.3%
Acquisition expense ratio	20.8%	26.3%	27.9%	NM	NM	23.6%
Other underwriting expense ratio	13.5%	8.6%	11.2%	NM	NM	12.1%
Combined ratio(7)	90.0%	97.9%	95.0%	NM	NM	94.0%
Goodwill and intangible assets(8)	$—	$—	$—	$5.0	$—	$5.0
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

	For the year ended December 31, 2015
			Specialty &	Runoff &	Corporate
	Global Property	Global A&H	Casualty	Other	Elimination	Total
	(Millions)
Gross written premiums	$574.7	$385.9	$182.4	$17.5	$—	$1,160.5
Net written premiums	$440.7	$262.3	$147.5	$(2.9)	$—	$847.6
Net earned insurance and reinsurance premiums	$446.0	$258.1	$138.2	$4.7	$—	$847.0
Loss and allocated LAE(1)	(156.8)	(151.6)	(91.0)	4.6	—	(394.8)
Insurance and reinsurance acquisition expenses	(84.0)	(70.9)	(32.3)	(2.6)	—	(189.8)
Technical profit (loss)	205.2	35.6	14.9	6.7	—	262.4
Unallocated LAE(2)	(10.3)	(6.5)	(6.8)	(4.3)	—	(27.9)
Other underwriting expenses	(65.8)	(24.2)	(15.6)	(2.3)	—	(107.9)
Underwriting (loss) income	129.1	4.9	(7.5)	0.1	—	126.6
Service fee revenue(3)	—	—	—	1.0	—	1.0
General and administrative expenses, MGU + Runoff & Other(4)	—	—	—	(4.0)	—	(4.0)
Underwriting (loss) income, including net service fee income	129.1	4.9	(7.5)	(2.9)	—	123.6
Net investment income	—	—	—	—	—	39.9
Net realized investment (losses) gains	—	—	—	—	—	138.5
Net unrealized investment (losses) gains	—	—	—	—	—	102.5
Net foreign exchange gains (losses)	—	—	—	—	—	(18.2)
Gain on revaluation of contingent consideration	—	—	—	—	—	—
Other revenue(5)	—	—	—	—	—	(3.4)
General and administrative expenses(6)	—	—	—	—	—	(23.1)
Intangible asset amortization expenses	—	—	—	—	—	—
Impairment of intangible assets	—	—	—	—	—	—
Interest expense on debt	—	—	—	—	—	(26.6)
Pre-tax (loss) income	—	—	—	—	—	$333.2
Underwriting Ratios
Loss ratio	37.5%	61.3%	70.8%	NM	NM	49.9%
Acquisition expense ratio	18.8%	27.5%	23.4%	NM	NM	22.4%
Other underwriting expense ratio	14.8%	9.4%	11.3%	NM	NM	12.7%
Combined ratio(7)	71.1%	98.2%	105.5%	NM	NM	85.0%
Goodwill and intangible assets(8)	$—	$—	$—	$10.2	$—	$10.2
(1)

Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(2)

Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss) Income).

(3)

Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) Income (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).

(4)

General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) Income (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(5)	Other revenue is presented net of Service fee revenue (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss) Income).
(6)

General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss) Income).

(7)	Ratios considered not meaningful (“NM”) to Runoff & Other and Corporate Elimination.
(8)	Sirius Group does not allocate its assets by segment, with the exception of goodwill and intangible assets.

Summary information regarding net premiums written by client location and underwriting location by reportable segment

	For the Three Months Ended September 30, 2018
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$62.4	$71.4	$45.3	$(0.1)	$179.0
Europe	22.8	7.4	15.8	0.1	46.1
Canada, the Caribbean, Bermuda and Latin America	24.7	2.6	2.8	—	30.1
Asia and Other	35.0	6.5	8.7	0.3	50.5
Total net written premium by client location for the three months ended September 30, 2018	$144.9	$87.9	$72.6	$0.3	$305.7
Net written premiums by underwriting location:
United States	$12.6	$27.7	$5.8	$—	$46.1
Europe	61.3	52.7	36.1	—	150.1
Canada, the Caribbean, Bermuda and Latin America	53.8	7.3	30.5	—	91.6
Asia and Other	17.2	0.2	0.2	0.3	17.9
Total written premiums by underwriting location for the three months ended September 30, 2018	$144.9	$87.9	$72.6	$0.3	$305.7

	For the Three Months Ended September 30, 2017
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$46.2	$95.1	$25.2	$(0.3)	$166.2
Europe	22.2	6.1	15.4	—	43.7
Canada, the Caribbean, Bermuda and Latin America	28.9	2.1	1.5	0.1	32.6
Asia and Other	24.1	4.3	6.3	0.4	35.1
Total net written premium by client location for the three months ended September 30, 2017	$121.4	$107.6	$48.4	$0.2	$277.6
Net written premiums by underwriting location:
United States	$3.0	$37.1	$0.3	$(0.3)	$40.1
Europe	43.2	36.7	33.1	0.1	113.1
Canada, the Caribbean, Bermuda and Latin America	64.2	33.8	14.8	—	112.8
Asia and Other	11.0	—	0.2	0.4	11.6
Total written premiums by underwriting location for the three months ended September 30, 2017	$121.4	$107.6	$48.4	$0.2	$277.6

The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$241.0	$229.5	$119.6	$11.4	$601.5
Europe	148.4	25.1	76.0	0.1	249.6
Canada, the Caribbean, Bermuda and Latin America	69.7	8.6	7.4	—	85.7
Asia and Other	110.0	23.0	25.3	0.3	158.6
Total net written premium by client location for the nine months ended September 30, 2018	$569.1	$286.2	$228.3	$11.8	$1,095.4
Net written premiums by underwriting location:
United States	$28.8	$81.0	$9.3	$11.5	$130.6
Europe	271.5	164.5	132.8	—	568.8
Canada, the Caribbean, Bermuda and Latin America	224.0	40.1	84.3	—	348.4
Asia and Other	44.8	0.6	1.9	0.3	47.6
Total written premiums by underwriting location for the nine months ended September 30, 2018	$569.1	$286.2	$228.3	$11.8	$1,095.4

	For the Nine Months Ended September 30, 2017
(Millions)	Global Property	Global A&H	Specialty & Casualty	Runoff & Other	Total
Net written premiums by client location:
United States	$186.5	$220.4	$49.9	$(1.2)	$455.6
Europe	116.3	17.4	75.3	—	209.0
Canada, the Caribbean, Bermuda and Latin America	65.6	6.7	7.8	0.1	80.2
Asia and Other	82.4	15.6	31.5	0.4	129.9
Total net written premium by client location for the nine months ended September 30, 2017	$450.8	$260.1	$164.5	$(0.7)	$874.7
Net written premiums by underwriting location:
United States	$40.6	$80.3	$(0.3)	$(1.2)	$119.4
Europe	207.1	107.7	135.2	0.1	450.1
Canada, the Caribbean, Bermuda and Latin America	171.2	71.8	27.7	—	270.7
Asia and Other	31.9	0.3	1.9	0.4	34.5
Total written premiums by underwriting location for the nine months ended September 30, 2017	$450.8	$260.1	$164.5	$(0.7)	$874.7

	For the year ended December 31, 2017
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$220.8	$284.5	$59.0	$(1.2)	$563.1
Europe	142.4	28.2	91.7	—	262.3
Canada, the Caribbean, Bermuda and Latin America	93.0	9.5	8.7	0.2	111.4
Asia and Other	100.0	19.3	33.6	0.5	153.4
Total net written premium by client location	$556.2	$341.5	$193.0	$(0.5)	$1,090.2
Net written premiums by underwriting location:
United States	$54.4	$98.2	$(1.0)	$(1.1)	$150.5
Europe	239.4	196.4	147.5	—	583.3
Canada, the Caribbean, Bermuda and Latin America	225.2	46.4	43.9	—	315.5
Asia and Other	37.2	0.5	2.6	0.6	40.9
Total written premiums by underwriting location	$556.2	$341.5	$193.0	$(0.5)	$1,090.2

	For the year ended December 31, 2016
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$214.8	$211.7	$28.4	$8.1	$463.0
Europe	146.0	34.0	78.9	—	258.9
Canada, the Caribbean, Bermuda and Latin America	67.4	9.4	11.3	0.2	88.3
Asia and Other	86.0	22.5	18.8	0.6	127.9
Total net written premium by client location	$514.2	$277.6	$137.4	$8.9	$938.1
Net written premiums by underwriting location:
United States	$192.9	$111.6	$6.5	$8.3	$319.3
Europe	238.3	164.2	128.8	—	531.3
Canada, the Caribbean, Bermuda and Latin America	50.1	1.4	—	—	51.5
Asia and Other	32.9	0.4	2.1	0.6	36.0
Total written premiums by underwriting location	$514.2	$277.6	$137.4	$8.9	$938.1

	For the year ended December 31, 2015
			Specialty &	Runoff &
	Global Property	Global A&H	Casualty	Other	Total
	(Millions)
Net written premiums by client location:
United States	$163.5	$209.2	$29.1	$(4.3)	$397.5
Europe	134.6	22.6	81.5	3.2	241.9
Canada, the Caribbean, Bermuda and Latin America	74.9	12.0	14.1	0.2	101.2
Asia and Other	67.7	18.5	22.8	(2.0)	107.0
Total net written premium by client location	$440.7	$262.3	$147.5	$(2.9)	$847.6
Net written premiums by underwriting location:
United States	$156.9	$104.2	$8.2	$(4.1)	$265.2
Europe	203.5	157.9	136.8	0.8	499.0
Canada, the Caribbean, Bermuda and Latin America	49.6	—	0.1	—	49.7
Asia and Other	30.7	0.2	2.4	0.4	33.7
Total written premiums by underwriting location	$440.7	$262.3	$147.5	$(2.9)	$847.6